CREDIT AGREEMENT (Schedule of Post-Modification Debt) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 14, 2011	Sep. 30, 2012	Jun. 30, 2012
Post-Modification Debt:
Estimated fair value of debt after modification	$ 1,584,192	$ 1,880,000
Less: Original issue discount	330,019	202,926	368,000
Carrying value	1,254,173	1,678,186	1,783,181
Accrued interest			198,989
Amortization of debt discount		$ 1,112	$ 330,019